WARRANTS (Tables)	9 Months Ended
May 31, 2020
Accounting Policies [Abstract]
Schedule of Warrant Summary
Number of warrants
Warrants as at August 31,2019	—
Warrants granted	49,060
Exercised, forfeited or expired	—
Outstanding at May 31,2020	49,060
Exercisable at May 31, 2020	10,000

Incormation of Warrant Summary
Warrants outstanding					Warrants exercisable

	Exercise price	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

EMA Financial	$12.50	30,000	2.83	$8.39	—	$—
Peak One	$10.00	10,000	0.92	$2.24	10,000	$10.00
Crown Bridge	$12.50	4,680	0.46	$1.31	—	$—
Armada Partners	$12.50	4,200	0.41	1.07
Total		49,060	4.62	$11.99	10,000	$10.00